BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 30, 2017
BUSINESS COMBINATIONS
Business Acquisitions Accounted for Using Purchase Method

We completed the following business combinations in fiscal 2017 and 2016, which were accounted for using the purchase method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	October 16, 2017	$931 cash paid for 100% asset purchase	$909	$22	All Other
Silverwater Box

A manufacturer and distributor of total packaging solutions in timber, plastic, steel, fiberglass, and cardboard.  Silverwater Box has annual sales of approximately $2.8 million.  The acquisition of Silverwater Box allows us to make progress on our goal of becoming a global provider of packaging solutions.

	May 26, 2017	$5,042 cash paid for 100% asset purchase	$4,880	$162	South
Go Boy Pallets, LLC ("Go Boy")

A manufacturer and distributor of industrial pallets and packaging in Georgia and North Carolina.  Go Boy has annual sales of approximately $8 million.  The acquisition of Go Boy enabled us to expand our industrial packaging product offering and lumber sourcing in this region.

	March 6, 2017	$31,818 cash paid for 100% asset purchase	$7,653	$24,165	South
Robbins Manufacturing Co. ("Robbins")

A manufacturer of treated wood products with facilities in Florida, Georgia, and North Carolina.  Robbins has annual sales of approximately $86 million.  The acquisition of Robbins allowed us to expand our presence in this region and serve customers more cost effectively.

	March 6, 2017	$22,789 cash paid for 100% asset purchase	$14,341	$8,448	North
Quality Hardwood Sales, LLC ("Quality")

A manufacturer and supplier of hardwood products, including components of cabinets used in homes and recreational vehicles.  Quality has annual sales of approximately $30 million.  The acquisition of Quality enabled us to expand our product offering to include hardwood-based products.

	November 29, 2016	$9,449 cash paid for 100% stock purchase	$8,553	$896	All Other
The UBEECO Group Pty. Ltd. ("Ubeeco")

A manufacturer and distributor of a variety of wood packaging and alternative material products, including boxes, crates, pallets, skids, protective packaging, packaging accessories and loose lumber. Ubeeco has annual sales of approximately $20 million.  The acquisition of Ubeeco allows us to make progress on our goal of becoming a global provider of packaging solutions.

	September 16, 2016	$66,691 cash paid for 100% stock purchase which includes $11,337 in net cash received. Also, paid $86,294 to retire outstanding debt and $6,536 of certain other obligations.	$17,455	$49,236	All Other
idX Holdings, Inc. ("idX")

A designer, manufacturer, and installer of customized interior fixtures and related products used in a variety of commercial structures.  idX had annual sales of $300 million.  The acquisition of idX enables us to enhance our design, product and service offering to become a tier 1 supplier of interior fixtures to retail customers, and continue to use idX's capabilities to continue to develop new markets for growth.  Our goal is to achieve long-term synergies, including:

	a.	Eliminating redundant administrative support costs.
	b.	Using the scale advantage of the Company to reduce material costs of common raw materials.
	c.	Utilizing manufacturing capacity of certain existing locations to supply idX.
	d.	Utilizing idX’s international footprint to identify sourcing opportunities for certain products.
	e.	Cross selling one another’s products and services with our respective customers.
	f.	Collaborating on new product development.
	July 29, 2016	$1,246 cash paid for asset purchase	$405	$841	North
Seven D Truss, L.P.

A manufacturer and distributor of roof and floor trusses. 7D had annual sales of approximately $4.0 million.  The acquisition of 7D gave us the opportunity to consolidate operations with our Gordon, Pennsylvania location.

	June 30, 2016	$10,787 cash paid for 100% stock purchase plus $500 holdback.	$6,817	$4,248	West
Idaho Western, Inc. ("IWI")

A supplier of products ranging from lumber and plywood to siding and doors. IWI had annual sales of approximately $21 million.  The acquisition of IWI allowed us to expand our presence in Boise, Idaho and consolidate with our Rapid Wood operations.

	November 24, 2014 (majority interest) April 15, 2016 (minority interest)	$7,506 November 24, 2014 cash paid for controlling interest and $1,877 cash paid for noncontrolling asset purchase	$7,885	$1,498	West
Packnet Ltd ("Packnet")	A supplier of industrial packaging and services based in Eagan, MN. Packnet had annual sales of $9.6 million. The acquisition of Packnet gave us the opportunity to expand our presence in the region.
	April 15, 2016	$1,682 cash paid for asset purchase plus $205 assumed liability	$—	$1,887	North
Capital Components & Millwork, Inc. ("CCM")

A producer of doors and trim for customers in the greater Washington, D.C., metro area and Virginia. CCM had approximately $16.6 million in annual sales.  The acquisition of CCM allowed us to expand our product offering in the Washington, D.C. area.

Acquired Intangible Assets

At December 30, 2017, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-				Goodwill -
	Compete	Customer			Tax
	Agreements	Relationships	Tradename	Goodwill	Deductible
Silverwater Box	$—	$—	$—	$909	$—
Go Boy	225	4,655	—	—	4,880
Robbins	560	3,530	450	3,113	7,653
Quality	830	5,720	400	7,391	14,341
Ubeeco	183	3,847	575	3,948	—
idX	2,630	—	4,500	10,325	—
7D	405	—	—	—	405
IWI	—	2,570	1,070	3,177	—